Finance Lease, Right-of-use Asset and Finance Lease Liability	6 Months Ended
Jun. 30, 2024
Finance Lease, Right-of-use Asset and Finance Lease Liability [Abstract]
Finance Lease, Right-of-use Asset and Finance Lease Liability
7.	Finance Lease, Right-of-use Asset and Finance Lease Liability:

Details of the Company’s finance lease, right-of use asset and finance lease liability are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 3, 2024.
During the six-month period ended June 30, 2024 and 2023, the amortization of the right-of-use asset amounted to $658 and $NIL and are presented in the Company’s unaudited interim condensed consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the same period of 2024 and 2023 amounted to $559 and $NIL, respectively (Note 13). As of June 30, 2024 and December 31, 2023, the right-of-use amounted to $28,904 and $29,562 and is presented under “Finance lease, right-of-use asset” in the accompanying unaudited interim condensed consolidated balance sheets. The weighted average remaining lease term for the bareboat charter was 0.32 years as of June 30, 2024.

The annual lease payments under the Titanship bareboat charter agreement are as follows:

Twelve month periods ending June 30,	Amount
2025	21,038
Total undiscounted lease payments	21,038
Less: Discount based on incremental borrowing rate	(339)
Present value of finance lease liabilities	20,699

Finance lease liability, current	20,699
Finance lease liability, non-current	-
Present value of finance lease liabilities	20,699